Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000011741
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class I
Trading Symbol	MMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.94%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in financials, where a payments technology services platform led performance within the sector

↑ Stock selection in health care, where a drug development and discovery company was the sector’s largest contributor

↓ Stock selection communication services, where an advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Stock selection and an average underweight in consumer discretionary, where a cross-border ecommerce platform was the sector’s greatest detractor

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,853	$9,436	$9,243
2/16	$8,534	$9,433	$9,388
3/16	$9,103	$10,097	$10,058
4/16	$9,133	$10,159	$10,052
5/16	$9,163	$10,341	$10,217
6/16	$9,342	$10,362	$10,215
7/16	$9,980	$10,774	$10,721
8/16	$9,980	$10,801	$10,689
9/16	$10,137	$10,818	$10,684
10/16	$9,498	$10,584	$10,250
11/16	$9,467	$11,058	$10,696
12/16	$9,122	$11,274	$10,733
1/17	$9,886	$11,486	$11,091
2/17	$10,011	$11,913	$11,410
3/17	$10,252	$11,921	$11,473
4/17	$10,712	$12,047	$11,643
5/17	$11,538	$12,171	$11,921
6/17	$11,612	$12,280	$11,956
7/17	$11,695	$12,512	$12,156
8/17	$11,988	$12,536	$12,242
9/17	$11,873	$12,842	$12,588
10/17	$12,218	$13,122	$12,940
11/17	$12,658	$13,521	$13,373
12/17	$12,658	$13,656	$13,445
1/18	$13,578	$14,375	$14,206
2/18	$13,746	$13,846	$13,760
3/18	$13,662	$13,568	$13,737
4/18	$13,463	$13,619	$13,607
5/18	$14,949	$14,004	$14,116
6/18	$15,398	$14,095	$14,171
7/18	$15,078	$14,563	$14,475
8/18	$17,118	$15,074	$15,309
9/18	$17,027	$15,099	$15,244
10/18	$15,353	$13,988	$13,735
11/18	$15,392	$14,268	$14,084
12/18	$14,006	$12,940	$12,806
1/19	$16,020	$14,051	$14,278
2/19	$17,445	$14,545	$15,115
3/19	$17,759	$14,757	$15,319
4/19	$18,753	$15,346	$16,008
5/19	$18,687	$14,353	$15,087
6/19	$19,982	$15,361	$16,146
7/19	$20,871	$15,590	$16,523
8/19	$20,285	$15,272	$16,222
9/19	$18,165	$15,540	$16,038
10/19	$18,210	$15,874	$16,335
11/19	$19,984	$16,478	$17,148
12/19	$19,623	$16,954	$17,348
1/20	$20,976	$16,935	$17,511
2/20	$20,811	$15,549	$16,303
3/20	$18,270	$13,410	$13,872
4/20	$22,646	$15,187	$16,044
5/20	$27,593	$15,999	$17,656
6/20	$31,623	$16,364	$18,070
7/20	$36,028	$17,294	$19,513
8/20	$38,160	$18,546	$20,044
9/20	$39,604	$17,871	$19,763
10/20	$39,083	$17,485	$19,788
11/20	$47,024	$19,613	$22,445
12/20	$49,509	$20,495	$23,522
1/21	$54,344	$20,404	$23,444
2/21	$55,586	$21,042	$23,844
3/21	$48,787	$21,796	$23,389
4/21	$50,264	$22,919	$24,703
5/21	$47,444	$23,024	$24,326
6/21	$53,555	$23,592	$25,979
7/21	$50,623	$23,991	$26,246
8/21	$51,037	$24,675	$27,094
9/21	$48,375	$23,568	$25,781
10/21	$53,724	$25,161	$27,589
11/21	$49,951	$24,778	$26,423
12/21	$44,034	$25,754	$26,516
1/22	$34,550	$24,239	$23,094
2/22	$33,904	$23,628	$22,814
3/22	$32,147	$24,395	$23,180
4/22	$24,834	$22,206	$20,570
5/22	$20,415	$22,176	$19,774
6/22	$18,942	$20,321	$18,296
7/22	$21,540	$22,227	$20,535
8/22	$21,643	$21,397	$19,862
9/22	$19,130	$19,413	$18,176
10/22	$19,232	$21,005	$19,605
11/22	$18,104	$22,102	$20,671
12/22	$16,309	$20,808	$19,431
1/23	$18,976	$22,241	$21,126
2/23	$18,309	$21,721	$20,918
3/23	$18,924	$22,302	$21,206
4/23	$17,694	$22,539	$20,899
5/23	$19,130	$22,627	$20,912
6/23	$21,027	$24,172	$22,528
7/23	$22,873	$25,039	$23,210
8/23	$20,514	$24,555	$22,444
9/23	$19,386	$23,386	$21,351
10/23	$17,642	$22,766	$20,262
11/23	$20,155	$24,888	$22,733
12/23	$23,540	$26,209	$24,457
1/24	$21,591	$26,499	$24,325
2/24	$24,412	$27,933	$26,154
3/24	$25,335	$28,835	$26,779
4/24	$22,668	$27,566	$25,224
5/24	$22,771	$28,868	$25,493
6/24	$23,591	$29,762	$25,919
7/24	$24,104	$30,315	$26,076
8/24	$25,643	$30,975	$26,724
9/24	$27,181	$31,616	$27,614
10/24	$29,284	$31,384	$28,097
11/24	$35,387	$33,471	$31,842
12/24	$33,387	$32,448	$29,863
1/25	$36,361	$33,473	$31,768
2/25	$34,054	$32,831	$29,958
3/25	$30,771	$30,916	$27,736
4/25	$33,182	$30,709	$28,668
5/25	$37,490	$32,655	$31,416
6/25	$40,413	$34,314	$32,785
7/25	$41,706	$35,070	$33,451
8/25	$41,655	$35,881	$33,785
9/25	$41,758	$37,120	$33,696
10/25	$41,861	$37,915	$33,602
11/25	$38,153	$38,019	$32,889
12/25	$37,587	$38,012	$32,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.58%	(5.36)%	14.16%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 199,391,641
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,190,831
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,391,641
# of Portfolio Holdings	38
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$1,190,831

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	3.3%
Consumer Staples	3.4%
Communication Services	4.5%
Short-Term Investments	6.6%
Consumer Discretionary	6.7%
Industrials	12.0%
Financials	13.3%
Health Care	13.7%
Information Technology	36.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
Affirm Holdings, Inc.	7.3%
Roivant Sciences Ltd.	6.4%
QXO, Inc.	6.4%
Royalty Pharma PLC	5.7%
Floor & Decor Holdings, Inc.	4.8%
MongoDB, Inc.	4.7%
Core & Main, Inc.	4.6%
ROBLOX Corp.	4.5%
Databricks, Inc.	4.1%
Total	61.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011740
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class II
Trading Symbol	MMGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	1.04%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in financials, where a payments technology services platform led performance within the sector

↑ Stock selection in health care, where a drug development and discovery company was the sector’s largest contributor

↓ Stock selection communication services, where an advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Stock selection and an average underweight in consumer discretionary, where a cross-border ecommerce platform was the sector’s greatest detractor

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell Midcap® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,853	$9,436	$9,243
2/16	$8,528	$9,433	$9,388
3/16	$9,107	$10,097	$10,058
4/16	$9,137	$10,159	$10,052
5/16	$9,157	$10,341	$10,217
6/16	$9,340	$10,362	$10,215
7/16	$9,979	$10,774	$10,721
8/16	$9,969	$10,801	$10,689
9/16	$10,129	$10,818	$10,684
10/16	$9,489	$10,584	$10,250
11/16	$9,457	$11,058	$10,696
12/16	$9,116	$11,274	$10,733
1/17	$9,883	$11,486	$11,091
2/17	$10,001	$11,913	$11,410
3/17	$10,246	$11,921	$11,473
4/17	$10,694	$12,047	$11,643
5/17	$11,525	$12,171	$11,921
6/17	$11,589	$12,280	$11,956
7/17	$11,675	$12,512	$12,156
8/17	$11,973	$12,536	$12,242
9/17	$11,856	$12,842	$12,588
10/17	$12,197	$13,122	$12,940
11/17	$12,624	$13,521	$13,373
12/17	$12,634	$13,656	$13,445
1/18	$13,551	$14,375	$14,206
2/18	$13,711	$13,846	$13,760
3/18	$13,636	$13,568	$13,737
4/18	$13,434	$13,619	$13,607
5/18	$14,916	$14,004	$14,116
6/18	$15,364	$14,095	$14,171
7/18	$15,036	$14,563	$14,475
8/18	$17,073	$15,074	$15,309
9/18	$16,980	$15,099	$15,244
10/18	$15,304	$13,988	$13,735
11/18	$15,345	$14,268	$14,084
12/18	$13,964	$12,940	$12,806
1/19	$15,961	$14,051	$14,278
2/19	$17,395	$14,545	$15,115
3/19	$17,703	$14,757	$15,319
4/19	$18,681	$15,346	$16,008
5/19	$18,628	$14,353	$15,087
6/19	$19,914	$15,361	$16,146
7/19	$20,783	$15,590	$16,523
8/19	$20,210	$15,272	$16,222
9/19	$18,106	$15,540	$16,038
10/19	$18,137	$15,874	$16,335
11/19	$19,916	$16,478	$17,148
12/19	$19,545	$16,954	$17,348
1/20	$20,891	$16,935	$17,511
2/20	$20,721	$15,549	$16,303
3/20	$18,183	$13,410	$13,872
4/20	$22,547	$15,187	$16,044
5/20	$27,468	$15,999	$17,656
6/20	$31,476	$16,364	$18,070
7/20	$35,871	$17,294	$19,513
8/20	$37,970	$18,546	$20,044
9/20	$39,409	$17,871	$19,763
10/20	$38,889	$17,485	$19,788
11/20	$46,781	$19,613	$22,445
12/20	$49,262	$20,495	$23,522
1/21	$54,066	$20,404	$23,444
2/21	$55,298	$21,042	$23,844
3/21	$48,533	$21,796	$23,389
4/21	$49,990	$22,919	$24,703
5/21	$47,180	$23,024	$24,326
6/21	$53,269	$23,592	$25,979
7/21	$50,347	$23,991	$26,246
8/21	$50,729	$24,675	$27,094
9/21	$48,111	$23,568	$25,781
10/21	$53,402	$25,161	$27,589
11/21	$49,666	$24,778	$26,423
12/21	$43,747	$25,754	$26,516
1/22	$34,338	$24,239	$23,094
2/22	$33,710	$23,628	$22,814
3/22	$31,938	$24,395	$23,180
4/22	$24,683	$22,206	$20,570
5/22	$20,292	$22,176	$19,774
6/22	$18,819	$20,321	$18,296
7/22	$21,390	$22,227	$20,535
8/22	$21,505	$21,397	$19,862
9/22	$19,026	$19,413	$18,176
10/22	$19,083	$21,005	$19,605
11/22	$17,988	$22,102	$20,671
12/22	$16,201	$20,808	$19,431
1/23	$18,853	$22,241	$21,126
2/23	$18,161	$21,721	$20,918
3/23	$18,795	$22,302	$21,206
4/23	$17,584	$22,539	$20,899
5/23	$19,026	$22,627	$20,912
6/23	$20,871	$24,172	$22,528
7/23	$22,716	$25,039	$23,210
8/23	$20,352	$24,555	$22,444
9/23	$19,199	$23,386	$21,351
10/23	$17,527	$22,766	$20,262
11/23	$20,006	$24,888	$22,733
12/23	$23,350	$26,209	$24,457
1/24	$21,390	$26,499	$24,325
2/24	$24,215	$27,933	$26,154
3/24	$25,137	$28,835	$26,779
4/24	$22,485	$27,566	$25,224
5/24	$22,600	$28,868	$25,493
6/24	$23,350	$29,762	$25,919
7/24	$23,869	$30,315	$26,076
8/24	$25,425	$30,975	$26,724
9/24	$26,924	$31,616	$27,614
10/24	$29,000	$31,384	$28,097
11/24	$35,054	$33,471	$31,842
12/24	$33,093	$32,448	$29,863
1/25	$36,034	$33,473	$31,768
2/25	$33,728	$32,831	$29,958
3/25	$30,499	$30,916	$27,736
4/25	$32,863	$30,709	$28,668
5/25	$37,129	$32,655	$31,416
6/25	$40,012	$34,314	$32,785
7/25	$41,318	$35,070	$33,451
8/25	$41,260	$35,881	$33,785
9/25	$41,376	$37,120	$33,696
10/25	$41,434	$37,915	$33,602
11/25	$37,788	$38,019	$32,889
12/25	$37,210	$38,012	$32,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	12.44%	(5.46)%	14.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 199,391,641
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,190,831
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,391,641
# of Portfolio Holdings	38
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$1,190,831

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	3.3%
Consumer Staples	3.4%
Communication Services	4.5%
Short-Term Investments	6.6%
Consumer Discretionary	6.7%
Industrials	12.0%
Financials	13.3%
Health Care	13.7%
Information Technology	36.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
Affirm Holdings, Inc.	7.3%
Roivant Sciences Ltd.	6.4%
QXO, Inc.	6.4%
Royalty Pharma PLC	5.7%
Floor & Decor Holdings, Inc.	4.8%
MongoDB, Inc.	4.7%
Core & Main, Inc.	4.6%
ROBLOX Corp.	4.5%
Databricks, Inc.	4.1%
Total	61.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011752
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class I
Trading Symbol	MEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.09%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Venezuelan sovereign credit and a Venezuelan state-owned oil company’s bonds, which rallied due to increased U.S. military pressure and the potential for a regime change

↑ Overweight to Ukrainian sovereign credit, as the government completed the restructuring of its gross domestic product-linked warrants in December and saw continued support with the European Union approving a €90 billion aid package

↑ Overweight to Egyptian sovereign credit, which benefited from continued reform progress and fiscal support from neighboring countries

↓ Overweight to a Brazilian petrochemical company that was working through financial challenges and pressured by weaker chemical spreads

↓ Overweight to a Mexican hospitality company that was contending with financial challenges

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,893	$9,982	$9,980
2/16	$10,094	$10,172	$10,182
3/16	$10,470	$10,504	$10,522
4/16	$10,725	$10,690	$10,723
5/16	$10,671	$10,671	$10,691
6/16	$11,041	$11,031	$11,090
7/16	$11,240	$11,230	$11,262
8/16	$11,467	$11,431	$11,465
9/16	$11,524	$11,477	$11,504
10/16	$11,368	$11,334	$11,335
11/16	$10,885	$10,870	$10,863
12/16	$11,055	$11,015	$11,019
1/17	$11,183	$11,174	$11,178
2/17	$11,439	$11,398	$11,410
3/17	$11,481	$11,441	$11,449
4/17	$11,680	$11,611	$11,636
5/17	$11,779	$11,714	$11,732
6/17	$11,737	$11,697	$11,702
7/17	$11,844	$11,796	$11,779
8/17	$12,039	$12,004	$11,983
9/17	$12,069	$12,006	$11,981
10/17	$12,099	$12,050	$12,003
11/17	$12,084	$12,056	$11,971
12/17	$12,129	$12,145	$12,046
1/18	$12,114	$12,140	$12,023
2/18	$11,874	$11,898	$11,787
3/18	$11,889	$11,933	$11,831
4/18	$11,709	$11,759	$11,658
5/18	$11,498	$11,649	$11,532
6/18	$11,318	$11,510	$11,416
7/18	$11,589	$11,804	$11,651
8/18	$11,287	$11,600	$11,427
9/18	$11,509	$11,775	$11,629
10/18	$11,223	$11,521	$11,370
11/18	$11,143	$11,473	$11,325
12/18	$11,287	$11,627	$11,491
1/19	$11,891	$12,140	$11,999
2/19	$11,971	$12,261	$12,073
3/19	$12,146	$12,436	$12,248
4/19	$12,130	$12,466	$12,263
5/19	$12,162	$12,517	$12,333
6/19	$12,576	$12,943	$12,709
7/19	$12,727	$13,100	$12,855
8/19	$12,694	$13,198	$12,926
9/19	$12,610	$13,137	$12,879
10/19	$12,694	$13,174	$12,927
11/19	$12,660	$13,112	$12,905
12/19	$12,895	$13,376	$13,148
1/20	$13,063	$13,579	$13,348
2/20	$12,945	$13,448	$13,219
3/20	$11,065	$11,586	$11,388
4/20	$11,266	$11,846	$11,644
5/20	$11,988	$12,565	$12,351
6/20	$12,425	$13,006	$12,785
7/20	$12,924	$13,489	$13,259
8/20	$13,047	$13,559	$13,327
9/20	$12,801	$13,308	$13,081
10/20	$12,801	$13,304	$13,077
11/20	$13,346	$13,817	$13,581
12/20	$13,610	$14,079	$13,839
1/21	$13,469	$13,926	$13,689
2/21	$13,170	$13,571	$13,339
3/21	$13,012	$13,440	$13,211
4/21	$13,329	$13,738	$13,504
5/21	$13,452	$13,884	$13,647
6/21	$13,522	$13,985	$13,747
7/21	$13,594	$14,044	$13,804
8/21	$13,724	$14,181	$13,940
9/21	$13,446	$13,888	$13,651
10/21	$13,409	$13,891	$13,654
11/21	$13,112	$13,635	$13,403
12/21	$13,335	$13,826	$13,591
1/22	$12,946	$13,433	$13,204
2/22	$12,075	$12,553	$12,339
3/22	$12,131	$12,441	$12,229
4/22	$11,390	$11,745	$11,545
5/22	$11,334	$11,748	$11,548
6/22	$10,427	$11,018	$10,830
7/22	$10,735	$11,337	$11,143
8/22	$10,695	$11,230	$11,038
9/22	$9,869	$10,515	$10,336
10/22	$9,809	$10,531	$10,352
11/22	$10,735	$11,330	$11,137
12/22	$10,836	$11,367	$11,174
1/23	$11,320	$11,728	$11,528
2/23	$10,937	$11,469	$11,273
3/23	$10,957	$11,579	$11,382
4/23	$10,977	$11,641	$11,442
5/23	$10,937	$11,574	$11,377
6/23	$11,299	$11,832	$11,631
7/23	$11,480	$12,058	$11,853
8/23	$11,282	$11,877	$11,675
9/23	$11,017	$11,568	$11,371
10/23	$10,863	$11,411	$11,217
11/23	$11,480	$12,058	$11,852
12/23	$12,119	$12,628	$12,413
1/24	$12,141	$12,499	$12,286
2/24	$12,361	$12,621	$12,406
3/24	$12,692	$12,885	$12,666
4/24	$12,427	$12,618	$12,403
5/24	$12,648	$12,845	$12,626
6/24	$12,736	$12,924	$12,704
7/24	$12,989	$13,166	$12,941
8/24	$13,210	$13,471	$13,241
9/24	$13,480	$13,720	$13,486
10/24	$13,382	$13,484	$13,254
11/24	$13,553	$13,644	$13,412
12/24	$13,480	$13,454	$13,224
1/25	$13,799	$13,647	$13,414
2/25	$14,118	$13,861	$13,625
3/25	$13,897	$13,756	$13,521
4/25	$13,652	$13,725	$13,491
5/25	$13,799	$13,878	$13,641
6/25	$14,216	$14,213	$13,971
7/25	$14,397	$14,393	$14,148
8/25	$14,655	$14,628	$14,378
9/25	$14,885	$14,888	$14,634
10/25	$15,201	$15,205	$14,946
11/25	$15,374	$15,268	$15,007
12/25	$15,546	$15,377	$15,115

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	15.33%	2.70%	4.51%
J.P. Morgan Emerging Markets Bond Global Diversified Index	14.30%	1.78%	4.40%
Emerging Markets Debt Blended Index	14.30%	1.78%	4.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 112,997,611
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 511,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,997,611
# of Portfolio Holdings	296
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$511,144

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	3.8%
Senior Loan Interests	6.4%
Corporate Bonds	23.7%
Sovereign	66.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.0%
Not Rated	6.5%
D	2.7%
CC	1.0%
CCC	15.5%
B	29.3%
BB	16.0%
BBB	20.9%
A	3.3%
AA	1.8%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class II
Trading Symbol	MBDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$123	1.14%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Venezuelan sovereign credit and a Venezuelan state-owned oil company’s bonds, which rallied due to increased U.S. military pressure and the potential for a regime change

↑ Overweight to Ukrainian sovereign credit, as the government completed the restructuring of its gross domestic product-linked warrants in December and saw continued support with the European Union approving a €90 billion aid package

↑ Overweight to Egyptian sovereign credit, which benefited from continued reform progress and fiscal support from neighboring countries

↓ Overweight to a Brazilian petrochemical company that was working through financial challenges and pressured by weaker chemical spreads

↓ Overweight to a Mexican hospitality company that was contending with financial challenges

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class II	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,905	$9,982	$9,980
2/16	$10,095	$10,172	$10,182
3/16	$10,473	$10,504	$10,522
4/16	$10,716	$10,690	$10,723
5/16	$10,662	$10,671	$10,691
6/16	$11,029	$11,031	$11,090
7/16	$11,244	$11,230	$11,262
8/16	$11,472	$11,431	$11,465
9/16	$11,515	$11,477	$11,504
10/16	$11,358	$11,334	$11,335
11/16	$10,872	$10,870	$10,863
12/16	$11,058	$11,015	$11,019
1/17	$11,187	$11,174	$11,178
2/17	$11,444	$11,398	$11,410
3/17	$11,472	$11,441	$11,449
4/17	$11,672	$11,611	$11,636
5/17	$11,772	$11,714	$11,732
6/17	$11,729	$11,697	$11,702
7/17	$11,831	$11,796	$11,779
8/17	$12,027	$12,004	$11,983
9/17	$12,073	$12,006	$11,981
10/17	$12,103	$12,050	$12,003
11/17	$12,073	$12,056	$11,971
12/17	$12,118	$12,145	$12,046
1/18	$12,103	$12,140	$12,023
2/18	$11,861	$11,898	$11,787
3/18	$11,876	$11,933	$11,831
4/18	$11,695	$11,759	$11,658
5/18	$11,498	$11,649	$11,532
6/18	$11,317	$11,510	$11,416
7/18	$11,585	$11,804	$11,651
8/18	$11,280	$11,600	$11,427
9/18	$11,505	$11,775	$11,629
10/18	$11,200	$11,521	$11,370
11/18	$11,136	$11,473	$11,325
12/18	$11,264	$11,627	$11,491
1/19	$11,873	$12,140	$11,999
2/19	$11,953	$12,261	$12,073
3/19	$12,130	$12,436	$12,248
4/19	$12,114	$12,466	$12,263
5/19	$12,146	$12,517	$12,333
6/19	$12,562	$12,943	$12,709
7/19	$12,708	$13,100	$12,855
8/19	$12,674	$13,198	$12,926
9/19	$12,590	$13,137	$12,879
10/19	$12,674	$13,174	$12,927
11/19	$12,641	$13,112	$12,905
12/19	$12,860	$13,376	$13,148
1/20	$13,046	$13,579	$13,348
2/20	$12,928	$13,448	$13,219
3/20	$11,052	$11,586	$11,388
4/20	$11,238	$11,846	$11,644
5/20	$11,965	$12,565	$12,351
6/20	$12,404	$13,006	$12,785
7/20	$12,900	$13,489	$13,259
8/20	$13,023	$13,559	$13,327
9/20	$12,776	$13,308	$13,081
10/20	$12,776	$13,304	$13,077
11/20	$13,324	$13,817	$13,581
12/20	$13,572	$14,079	$13,839
1/21	$13,430	$13,926	$13,689
2/21	$13,130	$13,571	$13,339
3/21	$12,988	$13,440	$13,211
4/21	$13,289	$13,738	$13,504
5/21	$13,413	$13,884	$13,647
6/21	$13,483	$13,985	$13,747
7/21	$13,548	$14,044	$13,804
8/21	$13,678	$14,181	$13,940
9/21	$13,398	$13,888	$13,651
10/21	$13,380	$13,891	$13,654
11/21	$13,082	$13,635	$13,403
12/21	$13,305	$13,826	$13,591
1/22	$12,914	$13,433	$13,204
2/22	$12,057	$12,553	$12,339
3/22	$12,094	$12,441	$12,229
4/22	$11,349	$11,745	$11,545
5/22	$11,293	$11,748	$11,548
6/22	$10,398	$11,018	$10,830
7/22	$10,701	$11,337	$11,143
8/22	$10,661	$11,230	$11,038
9/22	$9,830	$10,515	$10,336
10/22	$9,769	$10,531	$10,352
11/22	$10,701	$11,330	$11,137
12/22	$10,803	$11,367	$11,174
1/23	$11,289	$11,728	$11,528
2/23	$10,904	$11,469	$11,273
3/23	$10,924	$11,579	$11,382
4/23	$10,924	$11,641	$11,442
5/23	$10,904	$11,574	$11,377
6/23	$11,249	$11,832	$11,631
7/23	$11,444	$12,058	$11,853
8/23	$11,245	$11,877	$11,675
9/23	$10,979	$11,568	$11,371
10/23	$10,823	$11,411	$11,217
11/23	$11,422	$12,058	$11,852
12/23	$12,065	$12,628	$12,413
1/24	$12,088	$12,499	$12,286
2/24	$12,309	$12,621	$12,406
3/24	$12,642	$12,885	$12,666
4/24	$12,398	$12,618	$12,403
5/24	$12,598	$12,845	$12,626
6/24	$12,686	$12,924	$12,704
7/24	$12,932	$13,166	$12,941
8/24	$13,154	$13,471	$13,241
9/24	$13,426	$13,720	$13,486
10/24	$13,328	$13,484	$13,254
11/24	$13,501	$13,644	$13,412
12/24	$13,426	$13,454	$13,224
1/25	$13,723	$13,647	$13,414
2/25	$14,045	$13,861	$13,625
3/25	$13,847	$13,756	$13,521
4/25	$13,575	$13,725	$13,491
5/25	$13,723	$13,878	$13,641
6/25	$14,144	$14,213	$13,971
7/25	$14,342	$14,393	$14,148
8/25	$14,574	$14,628	$14,378
9/25	$14,835	$14,888	$14,634
10/25	$15,153	$15,205	$14,946
11/25	$15,298	$15,268	$15,007
12/25	$15,472	$15,377	$15,115

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	15.24%	2.66%	4.46%
J.P. Morgan Emerging Markets Bond Global Diversified Index	14.30%	1.78%	4.40%
Emerging Markets Debt Blended Index	14.30%	1.78%	4.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 112,997,611
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 511,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,997,611
# of Portfolio Holdings	296
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$511,144

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	3.8%
Senior Loan Interests	6.4%
Corporate Bonds	23.7%
Sovereign	66.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.0%
Not Rated	6.5%
D	2.7%
CC	1.0%
CCC	15.5%
B	29.3%
BB	16.0%
BBB	20.9%
A	3.3%
AA	1.8%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	MEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$146	1.25%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↓ Overweight positions in an industrial company and an e-commerce platform, both in Brazil, were negatively impacted by tariffs and e-commerce competition, respectively

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,411	$9,351
2/16	$9,346	$9,336
3/16	$10,476	$10,571
4/16	$10,476	$10,629
5/16	$10,347	$10,232
6/16	$10,666	$10,641
7/16	$11,185	$11,177
8/16	$11,396	$11,455
9/16	$11,598	$11,602
10/16	$11,501	$11,630
11/16	$10,650	$11,094
12/16	$10,674	$11,119
1/17	$11,250	$11,727
2/17	$11,525	$12,086
3/17	$11,890	$12,391
4/17	$12,320	$12,663
5/17	$12,693	$13,037
6/17	$12,791	$13,168
7/17	$13,468	$13,953
8/17	$13,714	$14,264
9/17	$13,681	$14,208
10/17	$13,934	$14,706
11/17	$13,991	$14,735
12/17	$14,416	$15,264
1/18	$15,561	$16,536
2/18	$14,776	$15,774
3/18	$14,678	$15,480
4/18	$14,245	$15,412
5/18	$13,566	$14,866
6/18	$13,052	$14,248
7/18	$13,327	$14,561
8/18	$12,966	$14,167
9/18	$12,711	$14,092
10/18	$11,825	$12,865
11/18	$12,243	$13,395
12/18	$11,899	$13,040
1/19	$12,843	$14,182
2/19	$12,711	$14,214
3/19	$12,785	$14,333
4/19	$13,155	$14,635
5/19	$12,432	$13,573
6/19	$13,106	$14,420
7/19	$13,010	$14,244
8/19	$12,556	$13,549
9/19	$12,814	$13,808
10/19	$13,357	$14,390
11/19	$13,268	$14,370
12/19	$14,229	$15,443
1/20	$13,499	$14,723
2/20	$12,894	$13,946
3/20	$10,403	$11,798
4/20	$11,239	$12,879
5/20	$11,595	$12,978
6/20	$12,494	$13,932
7/20	$13,776	$15,177
8/20	$13,988	$15,512
9/20	$13,859	$15,263
10/20	$13,887	$15,578
11/20	$15,090	$17,018
12/20	$16,284	$18,270
1/21	$16,743	$18,830
2/21	$16,908	$18,974
3/21	$16,633	$18,687
4/21	$17,110	$19,152
5/21	$17,514	$19,597
6/21	$17,716	$19,630
7/21	$16,844	$18,309
8/21	$17,576	$18,788
9/21	$16,724	$18,042
10/21	$17,085	$18,220
11/21	$16,150	$17,477
12/21	$16,770	$17,805
1/22	$16,224	$17,468
2/22	$15,020	$16,946
3/22	$14,696	$16,563
4/22	$13,427	$15,642
5/22	$13,668	$15,711
6/22	$12,353	$14,667
7/22	$12,711	$14,631
8/22	$12,511	$14,692
9/22	$11,299	$12,969
10/22	$11,394	$12,567
11/22	$13,059	$14,431
12/22	$12,564	$14,228
1/23	$13,618	$15,351
2/23	$12,627	$14,356
3/23	$12,901	$14,791
4/23	$12,880	$14,623
5/23	$12,732	$14,377
6/23	$13,386	$14,923
7/23	$14,014	$15,852
8/23	$13,174	$14,876
9/23	$12,901	$14,487
10/23	$12,552	$13,924
11/23	$13,403	$15,038
12/23	$14,068	$15,626
1/24	$13,610	$14,901
2/24	$14,232	$15,609
3/24	$14,679	$15,996
4/24	$14,777	$16,068
5/24	$14,973	$16,159
6/24	$15,660	$16,796
7/24	$15,532	$16,846
8/24	$15,621	$17,118
9/24	$16,306	$18,261
10/24	$15,687	$17,449
11/24	$15,334	$16,822
12/24	$15,168	$16,799
1/25	$15,345	$17,099
2/25	$15,212	$17,182
3/25	$15,356	$17,291
4/25	$15,588	$17,518
5/25	$16,361	$18,265
6/25	$17,289	$19,363
7/25	$17,275	$19,741
8/25	$17,574	$19,994
9/25	$18,813	$21,424
10/25	$19,800	$22,320
11/25	$19,571	$21,786
12/25	$20,168	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	32.96%	4.37%	7.27%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 179,246,939
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,174,407
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,246,939
# of Portfolio Holdings	95
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,174,407

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
United Kingdom	1.5%
United States	2.0%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.4%
China	20.6%
India	20.8%
Taiwan	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
WEG SA	1.6%
ICICI Bank Ltd.	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011753
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class II
Trading Symbol	MSMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$151	1.30%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↓ Overweight positions in an industrial company and an e-commerce platform, both in Brazil, were negatively impacted by tariffs and e-commerce competition, respectively

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class II	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,409	$9,351
2/16	$9,344	$9,336
3/16	$10,470	$10,571
4/16	$10,478	$10,629
5/16	$10,348	$10,232
6/16	$10,662	$10,641
7/16	$11,183	$11,177
8/16	$11,394	$11,455
9/16	$11,589	$11,602
10/16	$11,500	$11,630
11/16	$10,646	$11,094
12/16	$10,662	$11,119
1/17	$11,248	$11,727
2/17	$11,516	$12,086
3/17	$11,882	$12,391
4/17	$12,305	$12,663
5/17	$12,687	$13,037
6/17	$12,777	$13,168
7/17	$13,458	$13,953
8/17	$13,704	$14,264
9/17	$13,671	$14,208
10/17	$13,917	$14,706
11/17	$13,975	$14,735
12/17	$14,400	$15,264
1/18	$15,547	$16,536
2/18	$14,761	$15,774
3/18	$14,654	$15,480
4/18	$14,228	$15,412
5/18	$13,549	$14,866
6/18	$13,033	$14,248
7/18	$13,310	$14,561
8/18	$12,948	$14,167
9/18	$12,693	$14,092
10/18	$11,804	$12,865
11/18	$12,224	$13,395
12/18	$11,878	$13,040
1/19	$12,824	$14,182
2/19	$12,685	$14,214
3/19	$12,767	$14,333
4/19	$13,129	$14,635
5/19	$12,405	$13,573
6/19	$13,079	$14,420
7/19	$12,984	$14,244
8/19	$12,530	$13,549
9/19	$12,788	$13,808
10/19	$13,332	$14,390
11/19	$13,243	$14,370
12/19	$14,196	$15,443
1/20	$13,466	$14,723
2/20	$12,868	$13,946
3/20	$10,382	$11,798
4/20	$11,211	$12,879
5/20	$11,567	$12,978
6/20	$12,459	$13,932
7/20	$13,744	$15,177
8/20	$13,946	$15,512
9/20	$13,827	$15,263
10/20	$13,845	$15,578
11/20	$15,050	$17,018
12/20	$16,236	$18,270
1/21	$16,695	$18,830
2/21	$16,861	$18,974
3/21	$16,585	$18,687
4/21	$17,063	$19,152
5/21	$17,467	$19,597
6/21	$17,660	$19,630
7/21	$16,789	$18,309
8/21	$17,521	$18,788
9/21	$16,678	$18,042
10/21	$17,030	$18,220
11/21	$16,094	$17,477
12/21	$16,715	$17,805
1/22	$16,178	$17,468
2/22	$14,964	$16,946
3/22	$14,649	$16,563
4/22	$13,379	$15,642
5/22	$13,620	$15,711
6/22	$12,305	$14,667
7/22	$12,672	$14,631
8/22	$12,472	$14,692
9/22	$11,260	$12,969
10/22	$11,355	$12,567
11/22	$13,010	$14,431
12/22	$12,514	$14,228
1/23	$13,569	$15,351
2/23	$12,588	$14,356
3/23	$12,852	$14,791
4/23	$12,831	$14,623
5/23	$12,683	$14,377
6/23	$13,337	$14,923
7/23	$13,957	$15,852
8/23	$13,117	$14,876
9/23	$12,845	$14,487
10/23	$12,496	$13,924
11/23	$13,346	$15,038
12/23	$14,012	$15,626
1/24	$13,554	$14,901
2/24	$14,175	$15,609
3/24	$14,622	$15,996
4/24	$14,720	$16,068
5/24	$14,906	$16,159
6/24	$15,582	$16,796
7/24	$15,468	$16,846
8/24	$15,557	$17,118
9/24	$16,230	$18,261
10/24	$15,612	$17,449
11/24	$15,259	$16,822
12/24	$15,093	$16,799
1/25	$15,270	$17,099
2/25	$15,137	$17,182
3/25	$15,281	$17,291
4/25	$15,513	$17,518
5/25	$16,274	$18,265
6/25	$17,202	$19,363
7/25	$17,191	$19,741
8/25	$17,478	$19,994
9/25	$18,716	$21,424
10/25	$19,702	$22,320
11/25	$19,473	$21,786
12/25	$20,058	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	32.90%	4.32%	7.21%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 179,246,939
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,174,407
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,246,939
# of Portfolio Holdings	95
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,174,407

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
United Kingdom	1.5%
United States	2.0%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.4%
China	20.6%
India	20.8%
Taiwan	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
WEG SA	1.6%
ICICI Bank Ltd.	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011764
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class I
Trading Symbol	MIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.88%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Global fixed income exposures and overweight positions

↓ Underweight position in U.S. equities and Thai baht within our “Tariff Risk” theme

↓ Overweight position in U.S. small-cap equities within our “Small Cap Outperformance” theme

↓ Overweight position in South Africa sovereign bonds within our “Lights Back on in South Africa” theme

↑ Overweights in Value equities (Europe, emerging markets, Japan) relative to Expensive equities within our “Value Recovery” theme

↑ An overweight in Japan real estate investment trusts within our “Japan Property Recovery” theme

↑ Overweights in Europe bank and domestically sensitive equities, and in German equities, within our “European Union Recovery” theme

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/15	$10,000	$10,000	$10,000
1/16	$9,681	$9,397	$9,652
2/16	$9,627	$9,332	$9,675
3/16	$10,202	$10,024	$10,197
4/16	$10,415	$10,172	$10,362
5/16	$10,309	$10,185	$10,330
6/16	$10,258	$10,123	$10,389
7/16	$10,558	$10,559	$10,648
8/16	$10,590	$10,595	$10,647
9/16	$10,622	$10,660	$10,717
10/16	$10,408	$10,479	$10,520
11/16	$10,386	$10,558	$10,450
12/16	$10,558	$10,786	$10,581
1/17	$10,729	$11,081	$10,798
2/17	$10,879	$11,392	$10,999
3/17	$11,028	$11,532	$11,068
4/17	$11,221	$11,711	$11,204
5/17	$11,403	$11,970	$11,401
6/17	$11,456	$12,024	$11,428
7/17	$11,665	$12,360	$11,697
8/17	$11,676	$12,408	$11,770
9/17	$11,841	$12,647	$11,864
10/17	$11,973	$12,910	$11,994
11/17	$12,137	$13,160	$12,186
12/17	$12,258	$13,372	$12,321
1/18	$12,676	$14,127	$12,797
2/18	$12,313	$13,533	$12,429
3/18	$12,280	$13,244	$12,322
4/18	$12,269	$13,370	$12,314
5/18	$12,126	$13,387	$12,286
6/18	$12,094	$13,314	$12,224
7/18	$12,299	$13,716	$12,437
8/18	$12,241	$13,824	$12,501
9/18	$12,276	$13,884	$12,491
10/18	$11,705	$12,843	$11,873
11/18	$11,845	$13,031	$11,992
12/18	$11,461	$12,113	$11,582
1/19	$12,089	$13,070	$12,202
2/19	$12,217	$13,419	$12,369
3/19	$12,357	$13,588	$12,525
4/19	$12,590	$14,047	$12,764
5/19	$12,206	$13,214	$12,378
6/19	$12,776	$14,079	$12,975
7/19	$12,731	$14,120	$12,983
8/19	$12,582	$13,785	$12,904
9/19	$12,706	$14,075	$13,014
10/19	$12,966	$14,460	$13,262
11/19	$13,102	$14,813	$13,417
12/19	$13,498	$15,335	$13,731
1/20	$13,263	$15,166	$13,710
2/20	$12,508	$13,941	$13,083
3/20	$11,122	$12,059	$11,906
4/20	$12,001	$13,350	$12,765
5/20	$12,372	$13,931	$13,120
6/20	$12,669	$14,376	$13,418
7/20	$13,227	$15,137	$14,015
8/20	$13,718	$16,063	$14,521
9/20	$13,432	$15,545	$14,220
10/20	$13,241	$15,167	$14,018
11/20	$14,467	$17,037	$15,156
12/20	$14,971	$17,828	$15,660
1/21	$14,930	$17,747	$15,562
2/21	$15,176	$18,158	$15,671
3/21	$15,393	$18,643	$15,802
4/21	$15,829	$19,458	$16,296
5/21	$16,211	$19,761	$16,509
6/21	$16,006	$20,021	$16,582
7/21	$16,066	$20,159	$16,739
8/21	$16,209	$20,664	$16,962
9/21	$15,793	$19,810	$16,421
10/21	$16,123	$20,821	$16,908
11/21	$15,836	$20,320	$16,644
12/21	$16,224	$21,133	$17,034
1/22	$15,850	$20,095	$16,393
2/22	$15,549	$19,576	$16,061
3/22	$15,463	$20,000	$16,074
4/22	$14,386	$18,399	$14,950
5/22	$14,601	$18,420	$14,976
6/22	$13,410	$16,868	$14,027
7/22	$14,040	$18,046	$14,734
8/22	$13,422	$17,381	$14,176
9/22	$12,311	$15,717	$13,070
10/22	$12,770	$16,666	$13,507
11/22	$13,740	$17,958	$14,390
12/22	$13,475	$17,252	$14,082
1/23	$14,339	$18,488	$14,872
2/23	$13,810	$17,958	$14,419
3/23	$14,145	$18,512	$14,868
4/23	$14,234	$18,778	$15,022
5/23	$13,951	$18,577	$14,808
6/23	$14,481	$19,656	$15,324
7/23	$14,869	$20,375	$15,703
8/23	$14,528	$19,806	$15,353
9/23	$13,990	$18,987	$14,793
10/23	$13,667	$18,416	$14,455
11/23	$14,690	$20,116	$15,548
12/23	$15,371	$21,082	$16,254
1/24	$15,246	$21,206	$16,222
2/24	$15,497	$22,116	$16,558
3/24	$15,837	$22,810	$16,906
4/24	$15,353	$22,057	$16,401
5/24	$15,873	$22,953	$16,886
6/24	$16,035	$23,464	$17,122
7/24	$16,447	$23,843	$17,477
8/24	$16,788	$24,448	$17,908
9/24	$17,093	$25,016	$18,280
10/24	$16,591	$24,455	$17,789
11/24	$17,003	$25,369	$18,212
12/24	$16,519	$24,769	$17,797
1/25	$16,914	$25,600	$18,196
2/25	$17,021	$25,446	$18,234
3/25	$16,788	$24,441	$17,847
4/25	$17,075	$24,669	$18,157
5/25	$17,595	$26,087	$18,757
6/25	$18,169	$27,258	$19,405
7/25	$18,149	$27,628	$19,447
8/25	$18,577	$28,310	$19,848
9/25	$18,985	$29,336	$20,331
10/25	$19,227	$29,992	$20,584
11/25	$19,227	$29,989	$20,601
12/25	$19,394	$30,302	$20,752

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	17.40%	5.31%	6.85%
MSCI All Country World Index	22.34%	11.19%	11.72%
Customized MSIM Global Allocation Index	16.60%	5.79%	7.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 82,989,821
Holdings Count | Holding	1,387
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,989,821
# of Portfolio Holdings	1,387
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.6%
Agency Fixed Rate Mortgages	3.9%
Short-Term Investments	5.6%
Corporate Bonds	7.7%
U.S. Treasury Securities	8.5%
Sovereign	21.2%
Common Stocks	49.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.7%
Oceania	2.6%
Asia	9.3%
Europe	23.4%
North America	63.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000097939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class II
Trading Symbol	MGTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$107	0.98%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Global fixed income exposures and overweight positions

↓ Underweight position in U.S. equities and Thai baht within our “Tariff Risk” theme

↓ Overweight position in U.S. small-cap equities within our “Small Cap Outperformance” theme

↓ Overweight position in South Africa sovereign bonds within our “Lights Back on in South Africa” theme

↑ Overweights in Value equities (Europe, emerging markets, Japan) relative to Expensive equities within our “Value Recovery” theme

↑ An overweight in Japan real estate investment trusts within our “Japan Property Recovery” theme

↑ Overweights in Europe bank and domestically sensitive equities, and in German equities, within our “European Union Recovery” theme

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class II	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/15	$10,000	$10,000	$10,000
1/16	$9,679	$9,397	$9,652
2/16	$9,626	$9,332	$9,675
3/16	$10,203	$10,024	$10,197
4/16	$10,417	$10,172	$10,362
5/16	$10,310	$10,185	$10,330
6/16	$10,249	$10,123	$10,389
7/16	$10,549	$10,559	$10,648
8/16	$10,582	$10,595	$10,647
9/16	$10,614	$10,660	$10,717
10/16	$10,399	$10,479	$10,520
11/16	$10,377	$10,558	$10,450
12/16	$10,549	$10,786	$10,581
1/17	$10,721	$11,081	$10,798
2/17	$10,872	$11,392	$10,999
3/17	$11,011	$11,532	$11,068
4/17	$11,205	$11,711	$11,204
5/17	$11,387	$11,970	$11,401
6/17	$11,441	$12,024	$11,428
7/17	$11,649	$12,360	$11,697
8/17	$11,660	$12,408	$11,770
9/17	$11,826	$12,647	$11,864
10/17	$11,947	$12,910	$11,994
11/17	$12,123	$13,160	$12,186
12/17	$12,233	$13,372	$12,321
1/18	$12,652	$14,127	$12,797
2/18	$12,289	$13,533	$12,429
3/18	$12,256	$13,244	$12,322
4/18	$12,244	$13,370	$12,314
5/18	$12,101	$13,387	$12,286
6/18	$12,068	$13,314	$12,224
7/18	$12,272	$13,716	$12,437
8/18	$12,202	$13,824	$12,501
9/18	$12,237	$13,884	$12,491
10/18	$11,677	$12,843	$11,873
11/18	$11,817	$13,031	$11,992
12/18	$11,420	$12,113	$11,582
1/19	$12,062	$13,070	$12,202
2/19	$12,178	$13,419	$12,369
3/19	$12,318	$13,588	$12,525
4/19	$12,552	$14,047	$12,764
5/19	$12,167	$13,214	$12,378
6/19	$12,738	$14,079	$12,975
7/19	$12,690	$14,120	$12,983
8/19	$12,542	$13,785	$12,904
9/19	$12,666	$14,075	$13,014
10/19	$12,913	$14,460	$13,262
11/19	$13,050	$14,813	$13,417
12/19	$13,446	$15,335	$13,731
1/20	$13,211	$15,166	$13,710
2/20	$12,455	$13,941	$13,083
3/20	$11,079	$12,059	$11,906
4/20	$11,959	$13,350	$12,765
5/20	$12,319	$13,931	$13,120
6/20	$12,616	$14,376	$13,418
7/20	$13,173	$15,137	$14,015
8/20	$13,664	$16,063	$14,521
9/20	$13,377	$15,545	$14,220
10/20	$13,187	$15,167	$14,018
11/20	$14,400	$17,037	$15,156
12/20	$14,905	$17,828	$15,660
1/21	$14,850	$17,747	$15,562
2/21	$15,096	$18,158	$15,671
3/21	$15,314	$18,643	$15,802
4/21	$15,750	$19,458	$16,296
5/21	$16,132	$19,761	$16,509
6/21	$15,928	$20,021	$16,582
7/21	$15,972	$20,159	$16,739
8/21	$16,130	$20,664	$16,962
9/21	$15,713	$19,810	$16,421
10/21	$16,044	$20,821	$16,908
11/21	$15,742	$20,320	$16,644
12/21	$16,130	$21,133	$17,034
1/22	$15,757	$20,095	$16,393
2/22	$15,455	$19,576	$16,061
3/22	$15,369	$20,000	$16,074
4/22	$14,292	$18,399	$14,950
5/22	$14,507	$18,420	$14,976
6/22	$13,329	$16,868	$14,027
7/22	$13,960	$18,046	$14,734
8/22	$13,342	$17,381	$14,176
9/22	$12,246	$15,717	$13,070
10/22	$12,688	$16,666	$13,507
11/22	$13,660	$17,958	$14,390
12/22	$13,377	$17,252	$14,082
1/23	$14,243	$18,488	$14,872
2/23	$13,713	$17,958	$14,419
3/23	$14,049	$18,512	$14,868
4/23	$14,119	$18,778	$15,022
5/23	$13,854	$18,577	$14,808
6/23	$14,367	$19,656	$15,324
7/23	$14,776	$20,375	$15,703
8/23	$14,417	$19,806	$15,353
9/23	$13,878	$18,987	$14,793
10/23	$13,573	$18,416	$14,455
11/23	$14,578	$20,116	$15,548
12/23	$15,243	$21,082	$16,254
1/24	$15,135	$21,206	$16,222
2/24	$15,368	$22,116	$16,558
3/24	$15,709	$22,810	$16,906
4/24	$15,243	$22,057	$16,401
5/24	$15,745	$22,953	$16,886
6/24	$15,907	$23,464	$17,122
7/24	$16,302	$23,843	$17,477
8/24	$16,643	$24,448	$17,908
9/24	$16,948	$25,016	$18,280
10/24	$16,445	$24,455	$17,789
11/24	$16,840	$25,369	$18,212
12/24	$16,374	$24,769	$17,797
1/25	$16,769	$25,600	$18,196
2/25	$16,876	$25,446	$18,234
3/25	$16,643	$24,441	$17,847
4/25	$16,912	$24,669	$18,157
5/25	$17,433	$26,087	$18,757
6/25	$18,007	$27,258	$19,405
7/25	$17,969	$27,628	$19,447
8/25	$18,397	$28,310	$19,848
9/25	$18,806	$29,336	$20,331
10/25	$19,048	$29,992	$20,584
11/25	$19,048	$29,989	$20,601
12/25	$19,215	$30,302	$20,752

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	17.36%	5.21%	6.75%
MSCI All Country World Index	22.34%	11.19%	11.72%
Customized MSIM Global Allocation Index	16.60%	5.79%	7.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 82,989,821
Holdings Count | Holding	1,387
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,989,821
# of Portfolio Holdings	1,387
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.6%
Agency Fixed Rate Mortgages	3.9%
Short-Term Investments	5.6%
Corporate Bonds	7.7%
U.S. Treasury Securities	8.5%
Sovereign	21.2%
Common Stocks	49.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.7%
Oceania	2.6%
Asia	9.3%
Europe	23.4%
North America	63.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011757
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.56%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in financials, led by a payments technology services platform

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in information technology, led by an outperforming web performance and security company

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,038	$9,462	$9,442
2/16	$8,787	$9,459	$9,438
3/16	$9,455	$10,117	$10,074
4/16	$9,435	$10,172	$9,982
5/16	$9,696	$10,351	$10,176
6/16	$9,613	$10,374	$10,136
7/16	$10,267	$10,769	$10,615
8/16	$10,355	$10,783	$10,562
9/16	$10,678	$10,792	$10,600
10/16	$10,303	$10,582	$10,351
11/16	$10,028	$10,999	$10,577
12/16	$9,836	$11,205	$10,708
1/17	$10,814	$11,431	$11,068
2/17	$11,026	$11,873	$11,528
3/17	$11,385	$11,881	$11,662
4/17	$11,879	$12,006	$11,928
5/17	$12,626	$12,160	$12,238
6/17	$12,498	$12,244	$12,206
7/17	$12,902	$12,487	$12,531
8/17	$13,258	$12,526	$12,760
9/17	$13,098	$12,793	$12,926
10/17	$13,832	$13,086	$13,427
11/17	$14,111	$13,485	$13,835
12/17	$14,080	$13,636	$13,943
1/18	$15,407	$14,384	$14,930
2/18	$15,628	$13,856	$14,539
3/18	$15,433	$13,541	$14,140
4/18	$15,446	$13,587	$14,189
5/18	$16,502	$13,934	$14,811
6/18	$16,798	$14,024	$14,954
7/18	$16,771	$14,508	$15,393
8/18	$18,253	$15,008	$16,235
9/18	$18,099	$15,065	$16,325
10/18	$16,174	$13,999	$14,865
11/18	$16,380	$14,284	$15,023
12/18	$15,142	$12,983	$13,732
1/19	$16,973	$14,071	$14,966
2/19	$17,835	$14,548	$15,501
3/19	$18,089	$14,801	$15,943
4/19	$18,782	$15,399	$16,663
5/19	$18,158	$14,417	$15,610
6/19	$19,464	$15,430	$16,682
7/19	$19,607	$15,669	$17,059
8/19	$18,737	$15,382	$16,928
9/19	$18,096	$15,649	$16,930
10/19	$18,285	$15,980	$17,408
11/19	$19,880	$16,584	$18,180
12/19	$19,958	$17,063	$18,729
1/20	$21,435	$17,082	$19,147
2/20	$21,173	$15,686	$17,843
3/20	$19,138	$13,613	$16,088
4/20	$23,058	$15,412	$18,468
5/20	$27,384	$16,225	$19,708
6/20	$30,349	$16,584	$20,567
7/20	$33,551	$17,555	$22,149
8/20	$36,423	$18,843	$24,434
9/20	$36,935	$18,155	$23,285
10/20	$35,447	$17,717	$22,494
11/20	$42,333	$19,803	$24,797
12/20	$43,370	$20,640	$25,938
1/21	$44,093	$20,470	$25,746
2/21	$46,526	$21,064	$25,740
3/21	$42,648	$21,861	$26,182
4/21	$44,877	$23,037	$27,963
5/21	$43,555	$23,147	$27,577
6/21	$48,804	$23,727	$29,307
7/21	$48,798	$24,220	$30,273
8/21	$49,905	$24,921	$31,404
9/21	$46,753	$23,776	$29,646
10/21	$50,398	$25,426	$32,213
11/21	$48,677	$25,085	$32,410
12/21	$43,416	$26,101	$33,096
1/22	$33,839	$24,629	$30,255
2/22	$33,523	$23,953	$28,970
3/22	$31,850	$24,762	$30,103
4/22	$24,860	$22,554	$26,468
5/22	$20,722	$22,520	$25,853
6/22	$18,831	$20,634	$23,805
7/22	$21,334	$22,556	$26,662
8/22	$21,623	$21,690	$25,420
9/22	$19,422	$19,683	$22,949
10/22	$19,905	$21,261	$24,290
11/22	$19,364	$22,412	$25,397
12/22	$17,337	$21,108	$23,453
1/23	$20,368	$22,524	$25,407
2/23	$19,538	$21,988	$25,106
3/23	$20,310	$22,683	$26,822
4/23	$19,113	$22,964	$27,086
5/23	$21,005	$23,071	$28,321
6/23	$22,820	$24,629	$30,258
7/23	$24,809	$25,476	$31,277
8/23	$22,531	$25,031	$30,996
9/23	$21,353	$23,854	$29,310
10/23	$19,519	$23,278	$28,893
11/23	$22,994	$25,452	$32,043
12/23	$25,774	$26,708	$33,462
1/24	$24,307	$27,081	$34,296
2/24	$27,319	$28,543	$36,636
3/24	$27,936	$29,458	$37,281
4/24	$25,253	$28,205	$35,700
5/24	$24,828	$29,533	$37,837
6/24	$26,006	$30,510	$40,388
7/24	$26,315	$30,954	$39,701
8/24	$28,014	$31,688	$40,528
9/24	$29,674	$32,366	$41,677
10/24	$31,875	$32,139	$41,539
11/24	$39,424	$34,209	$44,233
12/24	$41,663	$33,255	$44,623
1/25	$45,370	$34,313	$45,506
2/25	$42,281	$33,713	$43,871
3/25	$37,146	$31,762	$40,175
4/25	$40,428	$31,573	$40,887
5/25	$46,065	$33,589	$44,505
6/25	$49,424	$35,290	$47,342
7/25	$50,563	$36,074	$49,129
8/25	$51,992	$36,833	$49,679
9/25	$55,487	$38,110	$52,318
10/25	$55,931	$38,932	$54,218
11/25	$50,853	$39,027	$53,236
12/25	$51,278	$39,030	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	35.72%	3.41%	17.76%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 632,239,565
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,180,738
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$632,239,565
# of Portfolio Holdings	29
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,180,738

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer, Non-Cyclical	0.3%
Real Estate	0.5%
Short-Term Investments	2.6%
Communication Services	4.6%
Industrials	6.3%
Health Care	12.1%
Financials	13.2%
Consumer, Cyclical	15.6%
Information Technology	44.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.2%
Affirm Holdings, Inc.	7.4%
Royalty Pharma PLC	5.7%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Databricks, Inc.	4.2%
Total	66.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class II
Trading Symbol	MEGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$90	0.81%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in financials, led by a payments technology services platform

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in information technology, led by an outperforming web performance and security company

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,034	$9,462	$9,442
2/16	$8,783	$9,459	$9,438
3/16	$9,448	$10,117	$10,074
4/16	$9,424	$10,172	$9,982
5/16	$9,686	$10,351	$10,176
6/16	$9,600	$10,374	$10,136
7/16	$10,251	$10,769	$10,615
8/16	$10,338	$10,783	$10,562
9/16	$10,658	$10,792	$10,600
10/16	$10,280	$10,582	$10,351
11/16	$10,007	$10,999	$10,577
12/16	$9,808	$11,205	$10,708
1/17	$10,786	$11,431	$11,068
2/17	$10,993	$11,873	$11,528
3/17	$11,346	$11,881	$11,662
4/17	$11,839	$12,006	$11,928
5/17	$12,581	$12,160	$12,238
6/17	$12,448	$12,244	$12,206
7/17	$12,851	$12,487	$12,531
8/17	$13,205	$12,526	$12,760
9/17	$13,037	$12,793	$12,926
10/17	$13,767	$13,086	$13,427
11/17	$14,044	$13,485	$13,835
12/17	$14,007	$13,636	$13,943
1/18	$15,327	$14,384	$14,930
2/18	$15,545	$13,856	$14,539
3/18	$15,345	$13,541	$14,140
4/18	$15,359	$13,587	$14,189
5/18	$16,402	$13,934	$14,811
6/18	$16,692	$14,024	$14,954
7/18	$16,664	$14,508	$15,393
8/18	$18,130	$15,008	$16,235
9/18	$17,974	$15,065	$16,325
10/18	$16,061	$13,999	$14,865
11/18	$16,262	$14,284	$15,023
12/18	$15,030	$12,983	$13,732
1/19	$16,842	$14,071	$14,966
2/19	$17,695	$14,548	$15,501
3/19	$17,941	$14,801	$15,943
4/19	$18,621	$15,399	$16,663
5/19	$18,002	$14,417	$15,610
6/19	$19,296	$15,430	$16,682
7/19	$19,429	$15,669	$17,059
8/19	$18,568	$15,382	$16,928
9/19	$17,925	$15,649	$16,930
10/19	$18,108	$15,980	$17,408
11/19	$19,682	$16,584	$18,180
12/19	$19,759	$17,063	$18,729
1/20	$21,216	$17,082	$19,147
2/20	$20,950	$15,686	$17,843
3/20	$18,939	$13,613	$16,088
4/20	$22,808	$15,412	$18,468
5/20	$27,077	$16,225	$19,708
6/20	$30,013	$16,584	$20,567
7/20	$33,169	$17,555	$22,149
8/20	$35,999	$18,843	$24,434
9/20	$36,499	$18,155	$23,285
10/20	$35,018	$17,717	$22,494
11/20	$41,816	$19,803	$24,797
12/20	$42,830	$20,640	$25,938
1/21	$43,527	$20,470	$25,746
2/21	$45,930	$21,064	$25,740
3/21	$42,086	$21,861	$26,182
4/21	$44,278	$23,037	$27,963
5/21	$42,968	$23,147	$27,577
6/21	$48,141	$23,727	$29,307
7/21	$48,118	$24,220	$30,273
8/21	$49,196	$24,921	$31,404
9/21	$46,087	$23,776	$29,646
10/21	$49,664	$25,426	$32,213
11/21	$47,959	$25,085	$32,410
12/21	$42,766	$26,101	$33,096
1/22	$33,324	$24,629	$30,255
2/22	$33,006	$23,953	$28,970
3/22	$31,355	$24,762	$30,103
4/22	$24,466	$22,554	$26,468
5/22	$20,394	$22,520	$25,853
6/22	$18,530	$20,634	$23,805
7/22	$20,978	$22,556	$26,662
8/22	$21,277	$21,690	$25,420
9/22	$19,107	$19,683	$22,949
10/22	$19,556	$21,261	$24,290
11/22	$19,032	$22,412	$25,397
12/22	$17,037	$21,108	$23,453
1/23	$20,005	$22,524	$25,407
2/23	$19,182	$21,988	$25,106
3/23	$19,955	$22,683	$26,822
4/23	$18,758	$22,964	$27,086
5/23	$20,604	$23,071	$28,321
6/23	$22,400	$24,629	$30,258
7/23	$24,345	$25,476	$31,277
8/23	$22,100	$25,031	$30,996
9/23	$20,953	$23,854	$29,310
10/23	$19,132	$23,278	$28,893
11/23	$22,549	$25,452	$32,043
12/23	$25,268	$26,708	$33,462
1/24	$23,822	$27,081	$34,296
2/24	$26,765	$28,543	$36,636
3/24	$27,364	$29,458	$37,281
4/24	$24,720	$28,205	$35,700
5/24	$24,321	$29,533	$37,837
6/24	$25,468	$30,510	$40,388
7/24	$25,767	$30,954	$39,701
8/24	$27,414	$31,688	$40,528
9/24	$29,035	$32,366	$41,677
10/24	$31,180	$32,139	$41,539
11/24	$38,564	$34,209	$44,233
12/24	$40,684	$33,255	$44,623
1/25	$44,351	$34,313	$45,506
2/25	$41,307	$33,713	$43,871
3/25	$36,294	$31,762	$40,175
4/25	$39,487	$31,573	$40,887
5/25	$44,999	$33,589	$44,505
6/25	$48,267	$35,290	$47,342
7/25	$49,364	$36,074	$49,129
8/25	$50,761	$36,833	$49,679
9/25	$54,154	$38,110	$52,318
10/25	$54,578	$38,932	$54,218
11/25	$49,614	$39,027	$53,236
12/25	$50,013	$39,030	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	35.38%	3.15%	17.46%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 632,239,565
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,180,738
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$632,239,565
# of Portfolio Holdings	29
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,180,738

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer, Non-Cyclical	0.3%
Real Estate	0.5%
Short-Term Investments	2.6%
Communication Services	4.6%
Industrials	6.3%
Health Care	12.1%
Financials	13.2%
Consumer, Cyclical	15.6%
Information Technology	44.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.2%
Affirm Holdings, Inc.	7.4%
Royalty Pharma PLC	5.7%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Databricks, Inc.	4.2%
Total	66.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports